UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   May 11, 2012
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	15
Form 13F Information Table Value Total: $396,237


					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
03/31/2012

ATLANTIC TELE-NETWORK INC.        COM NEW	   049079205  15,345   422,422   SHS  0SOLE  NONE   422,422
BERKSHIRE HATHAWAY                CL B NEW         084670702  45,569   562,050   SHS  0SOLE  NONE   562,050
CBIZ INC.		  	  COM		   124805102  22,052   3,492,366 SHS  0SOLE  NONE 3,492,366
COGENT COMM GROUP		  COM NEW	   19239V30F  41,339   2,168,550 SHS  0SOLE  NONE 2,168,550
COINSTAR INC		  	  COM 		   19259P30   44,985   708,510   SHS  0SOLE  NONE   708,510
CVS CAREMARK CORP		  COM		   12665010   43,956   982,050   SHS  0SOLE  NONE   982,050
DTS INC				  COM		   23335C101  13,070   432,900   SHS  0SOLE  NONE   432,900
DUFF & PHELPS CORP		  NEW CL A COM	   26433B10A  25,197   1,622,911 SHS  0SOLE  NONE 1,622,911
ICONIX BRAND GROUP		  COM	   	   451055107  45,550   2,623,163 SHS  0SOLE  NONE 2,623,163
ITURAN LOCATION AND CONTROL       SHS              M6158M104  6,632    493,909   SHS  0SOLE  NONE   493,909
SIX FLAGS ENT CORP                COM              83001A10F  45,751   979,101   SHS  0SOLE  NONE   979,101
SMART TECHNOLOGIES                CLASS A SUB VTG  83172R10   5,306    1,788,010 SHS  0SOLE  NONE 1,788,010
AT&T INC			  CLASS A	   00206R102  23,245   745,000   SHS  0SOLE  NONE   745,000
UNIVERSAL ELECTRONICS INC	  COM   	   91348310F  10,449   523,445	 SHS  0SOLE  NONE   523,445
WALGREEN CO			  COM		   931422109  7,791    232,835   SHS  0SOLE  NONE   232,835
